Property and Equipment (Tables)	9 Months Ended
Jan. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in the Value of Property and Equipment

The table below includes both property and equipment and right-of-use assets.

(in thousands)	Computer Hardware $	Furniture & Equipment $	Computer Software $	Building $	Automobile $	Leasehold Improvements $	Lab Equipment $	WIP - Leasehold Improvements $	Total $
Cost:
Balance, April 30, 2022	136	35	47	2,586	239	353	5,672	138	9,206
Additions	138	—	—	7,593	—	101	1,064	28	8,924
Completion of work-in-process	—	—	—	—	—	166	—	(166)	—
Disposals	(3)	—	—	(1,290)	(95)	—	(700)	—	(2,088)
Foreign exchange	17	18	3	196	23	6	437	—	700
Balance, April 30, 2023	288	53	50	9,085	167	626	6,473	—	16,742
Additions	49	—	—	7,963	—	27	259	26	8,324
Disposals	(1)	—	—	(88)	—	—	—	—	(89)
Foreign exchange	(6)	(1)	(1)	(245)	(4)	(3)	(120)	—	(380)
Balance, January 31, 2024	330	52	49	16,715	163	650	6,612	26	24,597

Accumulated Depreciation:
Balance, April 30, 2022	70	29	47	1,736	46	348	3,371	—	5,647
Depreciation	84	3	—	1,109	58	40	977	—	2,271
Disposals	(3)	—	—	(1,274)	(57)	—	(507)	—	(1,841)
Foreign exchange	6	1	3	181	10	—	72	—	273
Balance, April 30, 2023	157	33	50	1,752	57	388	3,913	—	6,350
Depreciation	77	3	—	1,094	42	42	629	—	1,887
Disposals	—	—	—	(61)	—	—	—	—	(61)
Foreign exchange	(3)	—	(1)	(48)	(2)	—	(73)		(127)
Balance, January 31, 2024	231	36	49	2,737	97	430	4,469	—	8,049

Net Book Value:
April 30, 2023	131	20	—	7,333	110	238	2,560	—	10,392
January 31, 2024	99	16	—	13,978	66	220	2,143	26	16,548